Leases - Additional Information (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Line Items]
Lease commitments for short-term leases for which recognition exemption has been used	SFr 0
Cash outflow for leases	SFr 530	SFr 390
Bottom of range [member]
Disclosure Of Leases [Line Items]
Lessee lease term of contract	1 year
Top of range [member]
Disclosure Of Leases [Line Items]
Lessee lease term of contract	9 years